SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Ordinary shares, par value per share	₪ 0.04	₪ 0.04
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares outstanding	34,338,960	34,321,573